Property, Plant and Equipment - Schedule of Company's Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Jan. 31, 2018	Feb. 01, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 905.1	$ 766.8	$ 673.2
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	2,003.7	1,730.3	1,603.0
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	1,098.6	963.5	929.8
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	292.4	255.4	222.5
Tooling [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	844.8	744.6	703.3
Tooling [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	552.4	489.2	480.8
Equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	348.1	273.9	221.7
Equipments [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	757.9	628.4	563.1
Equipments [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	409.8	354.5	341.4
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	216.6	192.0	183.5
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	353.0	311.8	291.1
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	136.4	119.8	107.6
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	48.0	45.5	45.5
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 48.0	$ 45.5	$ 45.5